EQUITY (Details 4) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Currency translation adjustment [Abstract]
Other comprehensive income (loss) before reclassifications, currency translation adjustments	$ 1,124,000,000	$ 134,000,000
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	(52,000,000)	3,000,000
Net other comprehensive income (loss) before tax, currency translation adjustments	1,072,000,000	137,000,000
Income tax related to items of other comprehensive income (loss), currency translation adjustments	0	(33,000,000)
Net other comprehensive income (loss) after tax, currency translation adjustment	1,072,000,000	104,000,000
Unrealized gain (loss) from available-for-sale securities
Other comprehensive income (loss) before reclassifications, available-for-sale-securities	56,000,000	(438,000,000)
Gains on marketable securities, included in financial expenses - net	(41,000,000)	97,000,000
Net other comprehensive income (loss) before tax, available-for-sale-securities	15,000,000	(341,000,000)
Income tax related to items of other comprehensive income (loss), available-for-sale-securities	5,000,000	(8,000,000)
Net other comprehensive income (loss) after tax, available-for-sale-securities	20,000,000	(349,000,000)
Unrealized gain (loss) on derivative financial instruments
Other comprehensive income (loss) before reclassifications, cash flow hedges	(138,000,000)	(517,000,000)
Loss on derivative financial instruments, included in net revenues	20,000,000	7,000,000
Net other comprehensive income (Loss) before tax, cash flow hedges	(118,000,000)	(510,000,000)
Income tax related to items of other comprehensive income (loss), cash flow hedges	0	0
Net other comprehensive income (loss) after tax, cash flow hedges	(118,000,000)	(510,000,000)
Defined benefit plan items
Other comprehensive income (loss) before reclassifications, defined benefit plan	(9,000,000)	0
Loss on defined benefit plans, included in various statement of income items	2,000,000	0
Net other comprehensive income (loss) before tax, defined benefit plan	(7,000,000)	0
Income tax related to items of other comprehensive income (loss), defined benefit plan	(5,000,000)	4,000,000
Net other comprehensive income (loss) after tax, defined benefit plan	(12,000,000)	4,000,000
Other comprehensive income (loss) before reclassifications	1,033,000,000	(821,000,000)
Reclassification From Accumulated Other Comprehensive Income Current Period Before Tax
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	(52,000,000)	3,000,000
Gains on marketable securities, included in financial expenses - net	(41,000,000)	97,000,000
Loss on derivative financial instruments, included in net revenues	20,000,000	7,000,000
Loss on defined benefit plans, included in various statement of income items	2,000,000	0
Amounts reclassified from accumulated other comprehensive loss before tax	(71,000,000)	107,000,000
Net other comprehensive income (loss) before tax	962,000,000	(714,000,000)
Income tax related to items of other comprehensive income (loss)	0	(37,000,000)
Net other comprehensive income (loss) after tax	$ 962,000,000	$ (751,000,000)